SHORT TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Sale & Leaseback
1 year	$ 59,678
2 years	62,045
3 years	63,801
4 years	65,627
5 years	67,569
Thereafter	723,352
Total	1,042,072
Period repayment
1 year	48,589
2 years	48,589
3 years	48,589
4 years	37,379
5 years	16,457
Thereafter	0
Total	199,603
Balloon repayment
1 year	0
2 years	0
3 years	0
4 years	392,786
5 years	180,000
Thereafter	0
Total	572,786
Total
1 year	108,267
2 years	110,634
3 years	112,390
4 years	495,792
5 years	264,026
Thereafter	723,352
Total	$ 1,814,461